COMMITMENTS AND CONTINGENCIES	12 Months Ended
Dec. 31, 2022
Commitments and Contingencies Disclosure [Abstract]
COMMITMENTS AND CONTINGENCIES
27. COMMITMENTS AND CONTINGENCIES
(a) Operating commitments
As of December 31, 2022, the Company had outstanding operating commitments totaling RMB 1,904, which was the short-term lease payments.
(b) Capital commitments
As of December 31, 2022, the Company had outstanding capital commitments totaling RMB 5,223, which was the payment of office building decoration improvement and furniture.
(b) Contingencies
In the ordinary course of business, the Group is from time to time involved in legal proceedings and litigations. As of December 31, 2021 and 2022, the Group was not involved in any legal or administrative proceedings that the Group believes may have a material adverse impact on the Group’s business, balance sheets or results of operations and cash flows.